Long-Term Debt - Schedule of Noncurrent and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncurrent:
Term loans	$ 1,715,833	$ 1,956,148
Current:
Term loans	297,266	381,807
Total	$ 2,013,099	$ 2,337,955	$ 2,729,167